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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Silchester Partners Limited*
Address: Time & Life Building
         1 Bruton Street
         London, W1J6TL, United Kingdom

Form 13F File Number: 28-12123

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  Timothy J. Linehan
Title: Compliance Officer
Phone: 011-44-20-7518-7125

Signature, Place, and Date of Signing:


/s/ Timothy J. Linehan            London, United Kingdom              1/21/2011.
-------------------------------   ---------------------------------   ----------
[Signature]                       [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

* As the result of a corporate reorganization on or about November 1, 2010, Silchester International Investors Limited, Form 13F File Number 28-12123, became Silchester Partners Limited.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          2
Form 13F Information Table Value Total:    777,570
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   --------------------------------------
1                            Silchester International Investors LLP

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                           FORM 13F INFORMATION TABLE

Column 1              Column 2    Column 3 Column 4       Column 5       Column 6  Column 7        Column 8
------------------ ------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                              VOTING AUTHORITY
NAME OF               TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
ISSUER                 CLASS       CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------            ------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Korea Electric PWR Sponsored ADR 500631106  342,439 25,347,053 SH       DEFINED    1         25,347,053   0     0
KT Corp.           Sponsored ADR 48268K101  435,131 20,919,749 SH       DEFINED    1         20,919,749   0     0